UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	THE McKEE INTERNATIONAL
EQUITY PORTFOLIO
JULY 31, 2012 (UNAUDITED)

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.0%
	Shares	Value

AUSTRALIA — 5.9%
Australia & New Zealand Banking Group	190,000	$4,678,432
CSL	75,000	3,358,712
Newcrest Mining	150,000	3,673,372

		11,710,516

BRAZIL — 1.1%
Vale ADR, Cl B	123,000	2,220,150

CANADA — 3.0%
Potash Corp of Saskatchewan	60,000	2,657,887
Talisman Energy	275,000	3,402,175

		6,060,062

FRANCE — 4.6%
AXA	220,000	2,675,450
BNP Paribas	85,000	3,142,828
Capgemini	90,000	3,287,146

		9,105,424

GERMANY — 6.5%
Allianz	40,000	3,972,067
Bayer	70,000	5,321,679
Bayerische Motoren Werke	50,000	3,724,667

		13,018,413

GREECE — 1.3%
Coca-Cola Hellenic Bottling	150,000	2,632,454

HONG KONG — 3.1%
Galaxy Entertainment Group*	900,000	2,153,618
New World Development	3,250,000	4,133,147

		6,286,765

ISRAEL — 2.0%
Teva Pharmaceutical Industries ADR	100,000	4,089,000

ITALY — 1.9%
Tenaris	200,000	3,882,112

JAPAN — 23.4%
Astellas Pharma	70,000	3,326,460
Canon	115,000	3,841,444
Daiwa House Industry	200,000	2,842,233
East Japan Railway	75,000	4,799,049
Fanuc	25,000	3,860,945
KDDI	600	4,132,441
Komatsu	200,000	4,438,272
Kubota	420,000	3,972,080

THE ADVISORS’ INNER CIRCLE FUND	THE McKEE INTERNATIONAL
EQUITY PORTFOLIO
JULY 31, 2012 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value

JAPAN — (continued)
Kuraray	225,000	$2,634,387
Mitsubishi UFJ Financial Group	900,000	4,365,532
Nissan Chemical Industries	370,000	3,882,302
Seven & I Holdings	150,000	4,748,813

		46,843,958

NORWAY — 1.9%
Statoil ADR	160,000	3,806,400

SINGAPORE — 1.6%
DBS Group Holdings	275,000	3,244,683

SOUTH KOREA — 1.6%
Hyundai Motor	15,000	3,116,173

SPAIN — 5.6%
Banco Santander	500,000	3,030,280
Inditex	30,000	3,090,499
Red Electrica	70,000	2,774,307
Telefonica	195,000	2,214,012

		11,109,098

SWEDEN — 3.5%
Nordea Bank	350,000	3,264,682
Volvo, Cl B	300,000	3,697,597

		6,962,279

SWITZERLAND — 7.1%
ABB	210,000	3,654,334
Credit Suisse Group	135,000	2,300,396
Novartis	85,000	4,995,469
Zurich Insurance Group	15,000	3,332,038

		14,282,237

TAIWAN — 2.9%
Hon Hai Precision Industry	1,017,500	2,834,813
Taiwan Semiconductor Manufacturing ADR	215,000	3,003,550

		5,838,363

UNITED KINGDOM — 19.0%
Anglo American	110,000	3,257,640
BG Group	210,000	4,131,166
Centrica	1,000,000	4,960,230
Diageo	150,000	4,006,799
Royal Dutch Shell, Cl B	75,000	2,636,578
Royal Dutch Shell ADR, Cl B	45,000	3,175,200
SABMiller	110,000	4,739,771
Standard Chartered	157,500	3,603,119
WPP	350,000	4,422,540

THE ADVISORS’ INNER CIRCLE FUND	THE McKEE INTERNATIONAL
EQUITY PORTFOLIO
JULY 31, 2012 (UNAUDITED)

COMMON STOCK — continued

	Shares/Number of Rights	Value

UNITED KINGDOM — (continued)
Xstrata	230,000	$3,037,388

		37,970,431

TOTAL COMMON STOCK (Cost $169,180,444)		192,178,518

RIGHTS — 0.0%
SWITZERLAND — 0.0%
Credit Suisse (Cost $0)	135,000	1,384

SHORT-TERM INVESTMENT (A) — 4.4%
Dreyfus Cash Management, 0.010% (Cost $8,764,943)	8,764,943	8,764,943

TOTAL INVESTMENTS — 100.4% (Cost $177,945,387)		$200,944,845

Percentages are based on Net Assets of $200,141,850.

*	Non-income producing security.

(A)	Rate shown is the 7-day effective yield as of July 31, 2012.

ADR—American Depositary Receipt

Cl — Class

†	At July 31, 2012, the tax basis cost of the Portfolio’s investments was $177,945,387 and the unrealized appreciation and depreciation were $42,584,716 and ($19,585,258), respectively.

THE ADVISORS’ INNER CIRCLE FUND	THE McKEE INTERNATIONAL
EQUITY PORTFOLIO
JULY 31, 2012 (UNAUDITED)

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	—	11,710,516	—	11,710,516
Brazil	2,220,150	—	—	2,220,150
Canada	6,060,062	—	—	6,060,062
France	—	9,105,424	—	9,105,424
Germany	—	13,018,413	—	13,018,413
Greece	2,632,454	—	—	2,632,454
Hong Kong	—	6,286,765	—	6,286,765
Israel	4,089,000	—	—	4,089,000
Italy	—	3,882,112	—	3,882,112
Japan	—	46,843,958	—	46,843,958
Norway	3,806,400	—	—	3,806,400
Singapore	—	3,244,683	—	3,244,683
South Korea	—	3,116,173	—	3,116,173
Spain	—	11,109,098	—	11,109,098
Sweden	—	6,962,279	—	6,962,279
Switzerland	—	14,282,237	—	14,282,237
Taiwan	3,003,550	2,834,813	—	5,838,363
United Kingdom	3,175,200	34,795,231	—	37,970,431

Total Common Stock	24,986,816	167,191,702	—	192,178,518

Rights	1,384	—	—	1,384
Short-Term Investment	8,764,943	—	—	8,764,943

Total Investments in Securities	$33,753,143	$167,191,702	$—	$200,944,845

Of the Level 2 investments presented above, equity investments amounting to $167,191,702 were considered Level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The Portfolio’s foreign equity securities may often be valued at fair value. For the period ended July 31, 2012 there were no Level 3 securities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

CSM-QH-001-1800

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2012

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: September 27, 2012